Non-cash Transactions - Summary of Non-cash Transactions (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant non cash transaction [line items]
Acquisition of Property, plant and equipment financed with trade payables	$ 804,233,159		$ 33,620,568
Acquisition of 2.36% of interest in Cofesur S.A.U.		$ 52,316,833
Settlement of account payable for purchases to InterCement Brasil S.A. with other receivables		51,576,882
Account payable settlement with amount receivable under financial leasing			(317,986,070)
InterCement Brasil S.A. [member]
Disclosure of significant non cash transaction [line items]
Acquisition of interest in Yguazu Cementos S.A. cancelled with the settlement of loans with InterCement Brasil S.A. (Note 16)		$ 144,077,417	$ 954,610,144